Environment - Summary of Environmental Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Environmental Expenses [Line Items]
Total Disbursements	$ 16,132,535	$ 20,968,708
Amounts Capitalized	6,245,845	20,968,708
Expenses	9,886,690	9,664,683	$ 7,769,230
Disbursement amount in the future	3,078,356	11,304,025
Total Disbursements	19,210,891	9,664,683	11,740,947
Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		12,494,852
Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,988
Expenses	1,988
Total Disbursements	1,988
Hydroelectric Central Environmental Expenditures [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		48,574
Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	3,165
Expenses	3,165
Total Disbursements	3,165
Empresa Electrica Pehuenche S.A. | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		62,560
Empresa Electrica Pehuenche S.A. | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	882
Expenses	882
Total Disbursements	882
Empresa Electrica Pehuenche S.A. | Hydroelectric Central Environmental Expenditures [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		48,574
Expenses		48,574
Disbursement amount in the future		48,574
Total Disbursements			6,787
Empresa Electrica Pehuenche S.A. | Curillinque Central [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Total Disbursements	9,061
Expenses	9,061
Total Disbursements	9,061
Empresa Electrica Pehuenche S.A. | Studies, Monitoring and Laboratory Analysis [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		62,560
Expenses		62,560
Total Disbursements		62,560
Empresa Electrica Pehuenche S.A. | Loma Alta Central [Member] | Enviromental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	882
Expenses	882
Total Disbursements	882
Empresa Electrica Pehuenche S.A. | Asbestos Removal from Underground Cables [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		383,914
Empresa Electrica Pehuenche S.A. | Environmental monitoring [Member]
Environmental Expenses [Line Items]
Total Disbursements	576,519
Expenses	576,519
Total Disbursements	576,519
Empresa Electrica Pehuenche S.A. | Environmental monitoring [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		797,543
Empresa Electrica Pehuenche S.A. | Standardization Cems [Member]
Environmental Expenses [Line Items]
Total Disbursements	207,966
Amounts Capitalized	207,966
Total Disbursements	207,966
Empresa Electrica Pehuenche S.A. | Standardization Cems [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		645,302
Empresa Electrica Pehuenche S.A. | Hydraulic Power Stations [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,315
Expenses	2,315
Total Disbursements	2,315
Empresa Electrica Pehuenche S.A. | Hydraulic Power Stations [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		11,567
Enel Generación Chile S.A. [Member] | CC.CC. Environmental Expenses [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,452,158
Amounts Capitalized	855,667
Expenses	596,491
Disbursement amount in the future	855,667
Total Disbursements	2,307,825
Enel Generación Chile S.A. [Member] | CC.CC. Environmental Expenses [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		2,102,056
Enel Generación Chile S.A. [Member] | CC.TT. Environmental Expenses [Member]
Environmental Expenses [Line Items]
Total Disbursements	5,387,657
Amounts Capitalized	1,763,829
Expenses	3,623,828
Disbursement amount in the future	1,763,829
Total Disbursements	7,151,486
Enel Generación Chile S.A. [Member] | CC.TT. Environmental Expenses [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		2,867,523
Enel Generación Chile S.A. [Member] | CC.HH. Environmental Expenses [Member]
Environmental Expenses [Line Items]
Total Disbursements	339,103
Expenses	339,103
Disbursement amount in the future	420,877
Total Disbursements	759,980
Enel Generación Chile S.A. [Member] | CC.HH. Environmental Expenses [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		183,156
Enel Generación Chile S.A. [Member] | C.H. Ralco [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		4,542,216
Expenses		4,542,216
Disbursement amount in the future		4,542,216
Total Disbursements			5,075,137
Enel Generación Chile S.A. [Member] | C.H. Ralco [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		4,542,216
Enel Generación Chile S.A. [Member] | Central Quintero [Member]
Environmental Expenses [Line Items]
Total Disbursements	458,001
Amounts Capitalized	110,923	417,194
Expenses	347,078	417,194
Disbursement amount in the future	37,983	417,194
Total Disbursements	495,984		1,290,133
Enel Generación Chile S.A. [Member] | Central Quintero [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		417,194
Enel Generación Chile S.A. [Member] | Change of Trade X Caple Network [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,476,780
Amounts Capitalized	1,476,780
Total Disbursements	1,476,780
Enel Generación Chile S.A. [Member] | Change of Trade X Caple Network [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		1,382,504
Enel Generación Chile S.A. [Member] | Change Of Trade X Caple Network One [Member] | Weeding and weed control [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,600
Expenses	2,600
Total Disbursements	2,600
Enel Generación Chile S.A. [Member] | Change Of Trade X Caple Network One [Member] | Weeding and weed control [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		154,048
Enel Generación Chile S.A. [Member] | Vegetation Control In Networks [Member] | Weeding and weed control Two [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		6,292,641
Enel Generación Chile S.A. [Member] | Vegetation Control In Networks One [Member]
Environmental Expenses [Line Items]
Total Disbursements	67,291
Expenses	67,291
Total Disbursements	67,291
Enel Generación Chile S.A. [Member] | Vegetation Control in Networks Mt/Bt [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		392,475
Enel Generación Chile S.A. [Member] | Vegetation Control In Networks Mt/Bt One [Member]
Environmental Expenses [Line Items]
Total Disbursements	3,507,502
Expenses	3,507,502
Total Disbursements	3,507,502
Enel Generación Chile S.A. [Member] | Environmental Permits [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		6,970
Enel Generación Chile S.A. [Member] | Environmental Expenses CC.IT [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		2,102,056
Expenses		2,102,056
Total Disbursements		2,102,056	1,252,355
Enel Generación Chile S.A. [Member] | Environmental Expenses CC.IT One [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		2,867,523
Expenses		2,867,523
Total Disbursements		2,867,523	251,277
Enel Generación Chile S.A. [Member] | Environmental Expenses CC.HH [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		183,156
Expenses		183,156
Total Disbursements		183,156	870,281
Enel Distribucion Chile S.A. [Member] | Change of Trade X Caple Network [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		851,792
Expenses		851,792
Disbursement amount in the future		851,792
Enel Distribucion Chile S.A. [Member] | Vegetation Control In Networks [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		134,394
Expenses		134,394
Total Disbursements		134,394	306,419
Enel Distribucion Chile S.A. [Member] | Vegetation Control in Networks Mt/Bt [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		19,416
Expenses		19,416
Disbursement amount in the future		19,416
Enel Distribucion Chile S.A. [Member] | Environmental Permits [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		1,767
Expenses		1,767
Disbursement amount in the future		1,767
Enel Distribucion Chile S.A. [Member] | Environmental Permits One [Member] | Enviromental Management in SSEE Two [Member]
Environmental Expenses [Line Items]
Total Disbursements	64,737
Expenses	64,737
Total Disbursements	64,737
Enel Distribucion Chile S.A. [Member] | Environmental Permits One [Member] | Enviromental Management in SSEE Two [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		52,016
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee [Member]
Environmental Expenses [Line Items]
Total Disbursements	19,706
Amounts Capitalized		15,383
Expenses	19,706	15,383
Total Disbursements	19,706	15,383
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		46,907
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee One [Member]
Environmental Expenses [Line Items]
Total Disbursements	21,719
Amounts Capitalized		46,339
Expenses	21,719	46,339
Total Disbursements	21,719	46,339
Enel Distribucion Chile S.A. [Member] | Environmental Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,337
Expenses	2,337
Total Disbursements	2,337
Enel Distribucion Chile S.A. [Member] | Environmental Management [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		6,634
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/Bt [Member]
Environmental Expenses [Line Items]
Total Disbursements	170,077
Amounts Capitalized	170,077
Total Disbursements	170,077
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/Bt [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		176,142
Enel Distribucion Chile S.A. [Member] | Management Respel [Member]
Environmental Expenses [Line Items]
Total Disbursements	103,847
Amounts Capitalized		1,780
Expenses	103,847	1,780
Total Disbursements	103,847	1,780
Enel Distribucion Chile S.A. [Member] | Management Respel [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		1,780
Enel Distribucion Chile S.A. [Member] | Replace TRIFAS Transformers MEJ Quality BT [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,168,343
Amounts Capitalized	1,168,343	1,288,155
Expenses		1,288,155
Disbursement amount in the future		1,288,155
Total Disbursements	1,168,343
Enel Distribucion Chile S.A. [Member] | Replace TRIFAS Transformers MEJ Quality BT [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		2,642,064
Enel Distribucion Chile S.A. [Member] | Replacement TD DAE Concentrica X TD. TRIF. Red Caple [Member]
Environmental Expenses [Line Items]
Total Disbursements	492,260
Amounts Capitalized	492,260	712,455
Expenses		712,455
Disbursement amount in the future		712,455
Total Disbursements	492,260
Enel Distribucion Chile S.A. [Member] | Replacement TD DAE Concentrica X TD. TRIF. Red Caple [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		1,008,416
Enel Distribucion Chile S.A. [Member] | Vegetation Control In Redesat One [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		5,790,042
Expenses		5,790,042
Disbursement amount in the future		2,472,768
Total Disbursements		3,317,274
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/BT One [Member]o
Environmental Expenses [Line Items]
Amounts Capitalized		158,086
Expenses		158,086
Disbursement amount in the future		158,086
Enel Distribucion Chile S.A. [Member] | Environmental Management [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		5,831
Expenses		5,831
Total Disbursements		5,831
Enel Distribucion Chile S.A. [Member] | Removal of Asbestos from Underground Cables [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		265,577
Expenses		265,577
Disbursement amount in the future		146,300
Total Disbursements		119,277	203,724
Enel Green Power del Sur Spa. | Carrera Pinto Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	10,954
Expenses	10,954
Total Disbursements	10,954
Enel Green Power del Sur Spa. | Carrera Pinto Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	6,466
Expenses	6,466
Total Disbursements	6,466
Enel Green Power del Sur Spa. | Carrera Pinto Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	4,436
Expenses	4,436
Total Disbursements	4,436
Enel Green Power del Sur Spa. | Finis Terrae Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	7,674
Expenses	7,674
Total Disbursements	7,674
Enel Green Power del Sur Spa. | Finis Terrae Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,154
Expenses	2,154
Total Disbursements	2,154
Enel Green Power del Sur Spa. | La Silla Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,902
Expenses	2,902
Total Disbursements	2,902
Enel Green Power del Sur Spa. | La Silla Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,509
Expenses	1,509
Total Disbursements	1,509
Enel Green Power del Sur Spa. | La Silla Campaigns And Studies [Member]
Environmental Expenses [Line Items]
Total Disbursements	20,613
Expenses	20,613
Total Disbursements	20,613
Enel Green Power del Sur Spa. | Los Buenos Aires Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	3,989
Expenses	3,989
Total Disbursements	3,989
Enel Green Power del Sur Spa. | Los Buenos Aires Waste Water Treatment Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	882
Expenses	882
Total Disbursements	882
Enel Green Power del Sur Spa. | Waste [Member]
Environmental Expenses [Line Items]
Total Disbursements	4,432
Expenses	4,432
Total Disbursements	4,432
Enel Green Power Del Sur Spa One [Member] | Studies, Monitoring and Laboratory Analysis [Member]
Environmental Expenses [Line Items]
Total Disbursements	83,820
Expenses	83,820
Total Disbursements	83,820
Enel Green Power Del Sur Spa One [Member] | Los Buenos Aires Environment Materials [Member]
Environmental Expenses [Line Items]
Total Disbursements	5,589
Expenses	5,589
Total Disbursements	5,589
Enel Green Power Del Sur Spa One [Member] | Pampa Norte Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,281
Expenses	2,281
Total Disbursements	2,281
Enel Green Power Del Sur Spa One [Member] | Pampa Norte Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	6,618
Expenses	6,618
Total Disbursements	6,618
Enel Green Power Del Sur Spa One [Member] | Pampa Norte Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	3,459
Expenses	3,459
Total Disbursements	3,459
Enel Green Power Del Sur Spa One [Member] | Renaico Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	13,999
Expenses	13,999
Total Disbursements	13,999
Enel Green Power Del Sur Spa One [Member] | Renaico Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	5,226
Expenses	5,226
Total Disbursements	5,226
Enel Green Power Del Sur Spa One [Member] | Renaico Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	982
Expenses	982
Total Disbursements	982
Enel Green Power Del Sur Spa One [Member] | Renaico Environment Materials [Member]
Environmental Expenses [Line Items]
Total Disbursements	4,822
Expenses	4,822
Total Disbursements	4,822
Enel Green Power Del Sur Spa One [Member] | Renaico Outsourced Services [Member]
Environmental Expenses [Line Items]
Total Disbursements	53,970
Expenses	53,970
Total Disbursements	53,970
Enel Green Power Del Sur Spa One [Member] | Sierra Gorda Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,613
Expenses	1,613
Total Disbursements	1,613
Enel Green Power Del Sur Spa One [Member] | Sierra Gorda Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Total Disbursements	42,959
Expenses	42,959
Total Disbursements	42,959
Enel Green Power Del Sur Spa One [Member] | Sierra Gorda Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	3,300
Expenses	3,300
Total Disbursements	3,300
Enel Green Power Del Sur Spa One [Member] | Sierra Gorda Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	127
Expenses	127
Total Disbursements	127
Enel Green Power Del Sur Spa One [Member] | Chanares Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,678
Expenses	1,678
Total Disbursements	1,678
Enel Green Power Del Sur Spa One [Member] | Chanares Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Total Disbursements	7,981
Expenses	7,981
Total Disbursements	7,981
Enel Green Power Del Sur Spa One [Member] | Chanares Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	5,262
Expenses	5,262
Total Disbursements	5,262
Enel Green Power Del Sur Spa One [Member] | Chanares Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	5,591
Expenses	5,591
Total Disbursements	5,591
Enel Green Power Del Sur Spa One [Member] | Lalackama Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	7,091
Expenses	7,091
Total Disbursements	7,091
Enel Green Power Del Sur Spa One [Member] | Waste [Member]
Environmental Expenses [Line Items]
Total Disbursements	5,098
Expenses	5,098
Total Disbursements	5,098
Empresa Electrica Panguipulli S.A. | Lalackama Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	3,273
Expenses	3,273
Total Disbursements	3,273
Empresa Electrica Panguipulli S.A. | Pilmaiquen Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,450
Expenses	1,450
Total Disbursements	1,450
Empresa Electrica Panguipulli S.A. | Pilmaiquen Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	6,822
Expenses	6,822
Total Disbursements	6,822
Empresa Electrica Panguipulli S.A. | Pullinque Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	785
Expenses	785
Total Disbursements	785
Empresa Electrica Panguipulli S.A. | Pullinque Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,627
Expenses	2,627
Total Disbursements	2,627
Empresa Electrica Panguipulli S.A. | Pullinque Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	4,129
Expenses	4,129
Total Disbursements	4,129
Empresa Electrica Panguipulli S.A. | Pullinque Environment Materials [Member]
Environmental Expenses [Line Items]
Total Disbursements	394
Expenses	394
Total Disbursements	394
Empresa Electrica Panguipulli S.A. | Talinay Poniente Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Total Disbursements	46,026
Expenses	46,026
Total Disbursements	46,026
Empresa Electrica Panguipulli S.A. | Talinay Poniete Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	10,745
Expenses	10,745
Total Disbursements	10,745
Parque Eolico Tal Tal SpA | Taltal Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Total Disbursements	44,656
Expenses	44,656
Total Disbursements	44,656
Parque Eolico Tal Tal SpA | Taltal Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,476
Expenses	2,476
Total Disbursements	2,476
Parque Eolico Tal Tal SpA | Taltal Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,515
Expenses	2,515
Total Disbursements	2,515
Parque Eolico Tal Tal SpA | Taltal Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	11,546
Expenses	11,546
Total Disbursements	11,546
Parque Eolico Valle de Los Vientos SpA [Member] | Valle de los Vientos Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	11,865
Expenses	11,865
Total Disbursements	11,865
Parque Eolico Valle de Los Vientos SpA [Member] | Valle de los Vientos Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Total Disbursements	20,216
Expenses	20,216
Total Disbursements	20,216
Parque Eolico Valle de Los Vientos SpA [Member] | Valle de los Vientos Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,471
Expenses	2,471
Total Disbursements	2,471
Parque Eolico Talinay Oriente S.A. [Member] | Talinay Oriente Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Total Disbursements	63,666
Expenses	63,666
Total Disbursements	63,666
Parque Eolico Talinay Oriente S.A. [Member] | Talinay Oriente Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	9,419
Expenses	9,419
Total Disbursements	9,419
Parque Eolico Talinay Oriente S.A. [Member] | Talinay Oriente Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,738
Expenses	1,738
Total Disbursements	1,738
Parque Eolico Talinay Oriente S.A. [Member] | Talinay Oriente Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	10,087
Expenses	10,087
Total Disbursements	10,087
Almeyda Solar Spa [Member] | Diego de Almagro Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	5,216
Expenses	5,216
Total Disbursements	5,216
Almeyda Solar Spa [Member] | Diego de Almagro Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	6,040
Expenses	6,040
Total Disbursements	$ 6,040
GasAtacama Chile [Member] | Environmental monitoring [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		797,543
Expenses		797,543
Total Disbursements		797,543	1,463,204
GasAtacama Chile [Member] | Standardization Cems [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		645,302
Expenses		645,302
Disbursement amount in the future		645,302
Total Disbursements			$ 1,021,630
GasAtacama Chile [Member] | Hydraulic Power Stations [Member]
Environmental Expenses [Line Items]
Amounts Capitalized		11,567
Expenses		11,567
Total Disbursements		$ 11,567